CONVERTIBLE DEBENTURE - Additional information - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 18, 2023 CAD ($) $ / shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 18, 2023 USD ($)
CONVERTIBLE DEBENTURE
Fair value of the equity component	$ 2,389,000
Transaction costs		$ 51,000
Income tax		(644,000)
Convertible debenture - host debt
CONVERTIBLE DEBENTURE
Cash proceeds	$ 25,000,000
Maturity term condition one	5 years
Minimum amount of project financing required for maturity as condition two			$ 200	$ 200
Interest rate	7.00%			7.00%
Conversion price per share | $ / shares	$ 7.70
Number of consecutive trading days considered for volume weighted average trading price	20 days
Minimum percentage of conversion price for redemption	135.00%			135.00%
Repurchase price as percent of carrying value if change of control before 3rd anniversary	130.00%			130.00%
Repurchase price as percent of carrying value if change of control after 3rd anniversary	115.00%			115.00%
Fair value of the liability component	$ 22,611,000
Transaction costs		47,000
Income tax		644,000
Convertible Debenture Equity Component [Member]
CONVERTIBLE DEBENTURE
Transaction costs		$ 4,000